Document And Entity Information - USD ($)	12 Months Ended
	Oct. 28, 2018	Dec. 12, 2018	Apr. 27, 2018
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	NCI BUILDING SYSTEMS INC
Entity Central Index Key	0000883902
Current Fiscal Year End Date	--10-28
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Public Float			$ 750,262,999
Trading Symbol	NCS
Entity Common Stock, Shares Outstanding		125,347,957